Putnam Municipal Opportunities Trust
The fund's portfolio
1/31/20 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.94% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (107.8%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.3%)
Black Belt Energy Gas Dist. Mandatory Put Bonds (12/1/23), Ser. A, 4.00%, 12/1/48	A3	$1,700,000	$1,859,018
Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB	2,000,000	2,402,360
Jefferson, Cnty. Rev. Bonds, (Warrants)
5.00%, 9/15/34	AA	2,075,000	2,522,619
5.00%, 9/15/33	AA	275,000	334,942
Selma, Indl. Dev. Board Rev. Bonds, (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 5.80%, 5/1/34	Baa2	750,000	758,115

			7,877,054
Alaska (1.0%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/49	A+/F	1,500,000	1,656,870
4.00%, 10/1/44	A+/F	4,180,000	4,659,404

			6,316,274
Arizona (2.3%)
AZ Indl. Dev. Auth. Student Hsg. Rev. Bonds, (NCCU Properties, LLC Central U.), BAM, 5.00%, 6/1/49	AA	2,000,000	2,409,340
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. D, 5.00%, 7/1/51	BB	510,000	560,924
Chandler, Indl. Dev. Auth. Mandatory Put Bonds (6/3/24), (Intel Corp.), 5.00%, 6/1/49	A1	1,300,000	1,503,853
Glendale, Indl. Dev. Auth. Rev. Bonds, (Midwestern U.), 5.125%, 5/15/40	A	2,125,000	2,148,248
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	350,000	401,825
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	750,000	820,350
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 3.75%, 7/1/24	BBB-	480,000	500,880
Pinal Cnty., Indl. Dev. Auth. Env. Fac. 144A Rev. Bonds, (Green Bond), 7.25%, 10/1/33	BB-/P	865,000	910,845
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	A3	1,350,000	1,781,690
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med. Ctr.), 5.00%, 8/1/34	A2	500,000	598,420
Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds, (Yuma Regl. Med. Ctr.), Ser. A, 5.00%, 8/1/32	A	2,065,000	2,372,768

			14,009,143
California (3.3%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/32	A-/F	550,000	591,580
Burbank, Unified School Dist. G.O. Bonds, (Election of 1997), Ser. C, NATL, FGIC, zero %, 8/1/23	A+	1,000,000	959,250
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	BBB+	400,000	452,148
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.)
5.10%, 6/1/40	A	3,500,000	3,549,070
4.75%, 11/1/46	A	750,000	859,365
CA State Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds, (American Wtr. Cap. Corp.), 5.25%, 8/1/40	A	1,000,000	1,021,990
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	450,000	497,984
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-2, 5.00%, 6/1/47	BB/P	2,500,000	2,620,625
Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds, (Laxfuel Corp.), 4.50%, 1/1/27	A	600,000	636,162
North Natomas, Cmnty. Fac. Special Tax Bonds, (Dist. No. 4), Ser. E, 5.00%, 9/1/30	BBB+	1,250,000	1,408,363
Sacramento, Regl. Trans. Dist. Rev. Bonds, (Farebox), 5.00%, 3/1/42	A3	1,320,000	1,349,225
San Bernardino Cnty., FRB, Ser. C, 2.011%, 8/1/23	AA+	2,250,000	2,223,945
San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/40 (Prerefunded 7/1/20)	A2	3,750,000	3,815,775
Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65%, 8/1/21	B+/P	150,000	150,524

			20,136,006
Colorado (2.0%)
CO State Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.625%, 6/1/43 (Prerefunded 6/1/23)	AAA/P	600,000	692,868
(Valley View Hosp. Assn.), 5.00%, 5/15/40	A-	1,000,000	1,145,240
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	A-/F	1,000,000	1,145,660
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Christian Living Neighborhood), 5.00%, 1/1/37	BB/P	550,000	607,167
Denver City & Cnty., Arpt. Rev. Bonds, (Sub. Syst.), Ser. A, 5.50%, 11/15/31	A2	950,000	1,090,790
E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/21), (Sr. Libor Index), Ser. B, 2.155%, 9/1/39	A2	1,400,000	1,411,018
Park Creek, Metro. Dist. Tax Allocation Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	200,000	229,456
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A2	2,250,000	3,552,207
Vauxmont, Metro. Dist. G.O. Bonds, AGM
5.00%, 12/1/33(WIS)	AA	255,000	310,256
5.00%, 12/15/32	AA	160,000	185,182
5.00%, 12/15/31	AA	135,000	156,531
5.00%, 12/1/30(WIS)	AA	215,000	263,811
5.00%, 12/1/29(WIS)	AA	210,000	259,071
5.00%, 12/15/28	AA	130,000	151,954
5.00%, 12/1/28(WIS)	AA	210,000	255,524
5.00%, 12/1/27(WIS)	AA	200,000	239,376
5.00%, 12/15/26	AA	135,000	158,807
5.00%, 12/1/26(WIS)	AA	190,000	224,234

			12,079,152
Connecticut (1.5%)
CT State G.O. Bonds, Ser. A, 5.00%, 4/15/35	A1	3,025,000	3,833,159
CT State Hsg. Fin. Auth. Rev. Bonds, Ser. B-2, 4.40%, 11/15/43	Aaa	4,000,000	4,095,840
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	1,000,000	1,157,200

			9,086,199
Delaware (0.2%)
DE State Econ. Dev. Auth. Rev. Bonds, (Delmarva Pwr.), 5.40%, 2/1/31	A-	1,100,000	1,122,825

			1,122,825
District of Columbia (1.3%)
DC U. Rev. Bonds, (Gallaudet U.), 5.50%, 4/1/34	A+	1,000,000	1,050,140
DC, Rev. Bonds, (Howard U.), Ser. A, 6.50%, 10/1/41	BBB-	1,575,000	1,642,552
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Metrorail), Ser. A, zero %, 10/1/37	A-	3,700,000	2,155,472
(Dulles Metrorail & Capital Impt. Project), Ser. B, 4.00%, 10/1/44(T)	A-	1,285,000	1,472,031
(Dulles Metrorail & Capital Impt. Project), Ser. B, 4.00%, 10/1/49(T)	A-	1,290,000	1,469,288

			7,789,483
Florida (3.9%)
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	2,250,000	2,645,775
Jacksonville, Port Auth. Rev. Bonds, 5.00%, 11/1/38	A2	600,000	650,664
Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.), 5.00%, 11/15/40	A2	1,350,000	1,536,462
Martin Cnty., Rev. Bonds, (Indiantown Cogeneration), 4.20%, 12/15/25	A-	1,400,000	1,412,712
Miami-Dade Cnty., Rev. Bonds, (Tran. Syst. Sales Surtax), 5.00%, 7/1/42	AA	3,000,000	3,251,550
Miami-Dade Cnty., Aviation Rev. Bonds, Ser. A
5.00%, 10/1/36	A2	5,000,000	5,755,950
5.00%, 10/1/32	A2	3,790,000	4,381,467
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,350,000	1,529,604
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty.), 5.50%, 11/15/33 (Prerefunded 11/15/20)	A-/F	1,000,000	1,035,120
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	360,000	405,630
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds, (Embry-Riddle Aeronautical University, Inc.), Ser. A
4.00%, 10/15/39	A3	600,000	684,804
4.00%, 10/15/36	A3	500,000	576,015

			23,865,753
Georgia (2.8%)
Atlanta, Tax Alloc. Bonds, (Atlantic Station)
5.00%, 12/1/22	A3	1,625,000	1,791,579
5.00%, 12/1/21	A3	875,000	935,323
Fulton Cnty., Dev. Auth. Rev. Bonds, (GA Tech Athletic Assn.), Ser. A, 5.00%, 10/1/42	A2	1,350,000	1,471,865
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy)
5.00%, 3/1/47	BBB-/F	1,050,000	1,156,911
5.00%, 3/1/37	BBB-/F	1,100,000	1,231,736
Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds, (Northeast GA Hlth. Syst.), Ser. B, 5.25%, 2/15/45	AA-	1,535,000	1,539,743
Main Street Natural Gas, Inc. Mandatory Put Bonds (12/2/24), Ser. B, 4.00%, 8/1/49	Aa1	3,300,000	3,721,047
Muni. Election Auth. of GA Rev. Bonds
(Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A	3,500,000	4,006,135
(Plant Vogtle Units 3 & 4), Ser. A, 5.00%, 1/1/56	A2	1,000,000	1,176,500

			17,030,839
Idaho (0.1%)
ID State Hlth. Fac. Auth. Rev. Bonds, (St. Luke's Hlth. Sys. Oblig. Group), Ser. A, 5.00%, 3/1/37	A3	500,000	606,615

			606,615
Illinois (16.4%)
Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	1,920,000	2,373,658
Ser. G-07, 5.50%, 1/1/35	BBB+	3,175,000	3,683,000
Ser. A, 5.00%, 1/1/26	BBB+	1,950,000	2,283,704
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB-	2,250,000	2,530,868
Ser. H, 5.00%, 12/1/36	BB-	500,000	588,840
(School Reform), Ser. B-1, NATL, zero %, 12/1/21	Baa2	3,500,000	3,396,715
Chicago, Motor Fuel Tax Rev. Bonds, 5.00%, 1/1/29	Ba1	500,000	545,270
Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. C, 5.375%, 1/1/39	A2	1,250,000	1,387,963
Ser. C, 5.25%, 1/1/28	A2	1,320,000	1,469,002
Ser. C, 5.25%, 1/1/27	A2	2,125,000	2,366,804
Ser. A, 5.00%, 1/1/38	A	100,000	123,200
Ser. A, 5.00%, 1/1/37	A	300,000	371,064
Chicago, Trans. Auth. Sales Tax Rev. Bonds, 5.25%, 12/1/49	AA	3,000,000	3,438,540
Chicago, Waste Wtr. Transmission Rev. Bonds
Ser. C, 5.00%, 1/1/39	A	900,000	1,008,909
(2nd Lien), 5.00%, 1/1/39	A	1,835,000	2,034,868
Ser. A, NATL, zero %, 1/1/24	A+	1,600,000	1,497,184
Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/42	A	645,000	694,852
5.00%, 11/1/39	A	1,080,000	1,218,953
Cicero, G.O. Bonds, Ser. A, AGM, 5.00%, 1/1/21	AA	2,000,000	2,063,260
IL State G.O. Bonds
5.00%, 11/1/41	Baa3	1,000,000	1,143,940
5.00%, 1/1/41	Baa3	500,000	564,645
5.00%, 2/1/39	Baa3	300,000	327,774
Ser. A, 5.00%, 5/1/38	Baa3	1,500,000	1,765,440
5.00%, 11/1/34	Baa3	1,000,000	1,161,980
Ser. A, 5.00%, 12/1/31	Baa3	5,750,000	6,862,568
Ser. C, 5.00%, 11/1/29	Baa3	3,275,000	3,899,346
Ser. A, 5.00%, 12/1/28	Baa3	2,500,000	3,020,425
Ser. D, 5.00%, 11/1/26	Baa3	3,250,000	3,849,040
Ser. A, 5.00%, 12/1/24	Baa3	2,370,000	2,712,204
IL State Fin. Auth. Mandatory Put Bonds (9/1/22), (Field Museum of Natural History), 1.71%, 11/1/34	A2	3,960,000	3,971,880
IL State Fin. Auth. Rev. Bonds
(Three Crowns Park), 5.25%, 2/15/47	BB-/P	700,000	758,940
(Three Crowns Park), 5.25%, 2/15/37	BB-/P	375,000	409,845
(Lifespace Cmntys, Inc.), Ser. A, 5.00%, 5/15/35	BBB/F	1,025,000	1,149,722
(Riverside Hlth.Syst.), 4.00%, 11/15/34	A+	500,000	548,930
IL State Fin. Auth. Academic Fac. Rev. Bonds, (U. of Illinois at Urbana-Champaign), Ser. A
5.00%, 10/1/51	A1	1,000,000	1,217,000
5.00%, 10/1/44	A1	1,100,000	1,354,144
5.00%, 10/1/36	A1	600,000	755,274
5.00%, 10/1/34	A1	500,000	633,065
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL-CHF-Chicago, LLC), Ser. A
5.00%, 2/15/47	Baa3	2,000,000	2,282,320
5.00%, 2/15/37	Baa3	1,000,000	1,163,220
Kendall & Kane Cntys., Cmnty. United School Dist. G.O. Bonds, (No. 115 Yorkville), NATL, FGIC, zero %, 1/1/21	Aa3	1,075,000	1,060,885
Lake Cnty., Cmnty. Cons. School Dist. No. 73 Hawthorn G.O. Bonds, NATL
zero %, 12/1/21	AA+	1,300,000	1,271,517
zero %, 12/1/21 (Escrowed to maturity)	Aa2	505,000	495,082
zero %, 12/1/20	AA+	1,250,000	1,237,925
zero %, 12/1/20 (Escrowed to maturity)	Aa2	245,000	242,873
Lake Cnty., Cmnty. Construction School Dist. G.O. Bonds, (No. 073 Hawthorn), U.S. Govt. Coll., NATL
zero %, 12/1/21 (Escrowed to maturity)	AA+	145,000	142,152
zero %, 12/1/20 (Escrowed to maturity)	AA+	155,000	153,655
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.700%, 6/15/31), 12/15/37(STP)	BBB	1,000,000	810,740
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds, (McCormick), Ser. A, NATL, zero %, 12/15/30	Baa2	12,000,000	9,124,680
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, (Green Bond), Ser. E, 5.00%, 12/1/30	AA+	1,310,000	1,595,475
Railsplitter Tobacco Settlement Auth. Rev. Bonds, 5.00%, 6/1/24	A	1,500,000	1,741,110
Sales Tax Securitization Corp. Rev. Bonds
Ser. C, 5.50%, 1/1/36	AA-	3,500,000	4,507,055
Ser. A, 5.00%, 1/1/36	AA-	1,400,000	1,767,164
Ser. A, 4.00%, 1/1/38	AA-	2,500,000	2,874,600
Southern IL U. Rev. Bonds, (Hsg. & Auxiliary), Ser. A, NATL, zero %, 4/1/25	A	1,870,000	1,666,189

			101,319,458
Indiana (1.7%)
Hammond, Multi-School Bldg. Corp. Rev. Bonds, 5.00%, 7/15/38	AA+	1,750,000	2,097,375
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5.25%, 10/15/21	A2	180,000	192,087
IN State Fin. Auth. Rev. Bonds, (BHI Sr. Living), 5.75%, 11/15/41	BBB/F	1,000,000	1,062,070
IN State Fin. Auth. Hosp. Mandatory Put Bonds (11/1/26), (Goshen Hlth. Oblig. Group), Ser. B, 2.10%, 11/1/49	A-	2,700,000	2,790,531
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A1	3,450,000	4,170,222

			10,312,285
Kentucky (2.3%)
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,000,000	1,137,510
KY State Property & Bldg. Comm. Rev. Bonds
(No. 119), 5.00%, 5/1/36	A1	1,000,000	1,227,750
(No. 122), Ser. A, 4.00%, 11/1/34	A1	750,000	853,343
KY State Pub. Energy Auth.
Gas Supply Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A3	5,500,000	6,178,370
Gas Supply Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	3,000,000	3,350,880
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/32	A+	1,030,000	1,180,988
5.00%, 7/1/31	A+	385,000	442,146

			14,370,987
Louisiana (1.4%)
LA State Offshore Term. Auth. Deepwater Port Mandatory Put Bonds (12/1/23), (Loop, LLC), Ser. A, 1.65%, 9/1/33	A3	1,600,000	1,620,880
St. John The Baptist Parish Mandatory Put Bonds (7/1/24), (Marathon Oil Corp.), Ser. A-2, 2.10%, 6/1/37	BBB	3,000,000	3,079,710
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, (St. Tammany Parish Hosp.), Ser. A
5.00%, 7/1/37	A+/F	1,400,000	1,713,866
5.00%, 7/1/32	A+/F	1,600,000	1,989,568

			8,404,024
Maryland (0.8%)
Baltimore Cnty., Rev. Bonds, (Oak Crest Village, Inc.)
4.00%, 1/1/50	A/F	2,000,000	2,244,760
4.00%, 1/1/45	A/F	1,750,000	1,971,533
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	450,000	515,903

			4,732,196
Massachusetts (2.7%)
MA State Dev. Fin. Agcy. Rev. Bonds
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	BB+	500,000	547,885
(Loomis Cmntys.), Ser. A, 5.75%, 1/1/28	BBB	1,100,000	1,233,364
(Intl. Charter School), 5.00%, 4/15/33	BBB-	1,000,000	1,105,750
(Atrius Hlth. Oblig. Group), Ser. A, 4.00%, 6/1/49	BBB	5,470,000	5,938,506
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	254,614	75,058
MA State Edl. Fin. Auth. Rev. Bonds, (Ed. Loan - Issue 1)
5.00%, 1/1/27	AA	800,000	931,528
4.375%, 1/1/32	AA	165,000	174,153
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Northeastern U.), Ser. A, 5.00%, 10/1/35	A1	3,250,000	3,332,420
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. C, 5.35%, 12/1/42	Aa2	410,000	411,251
MA State Port Auth. Special Fac. Rev. Bonds, (Conrac), Ser. A, 5.125%, 7/1/41	A	2,855,000	3,005,573

			16,755,488
Michigan (6.6%)
Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	222,425	222,452
Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6.00%, 5/1/29	Aa1	1,000,000	1,268,080
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6.25%, 7/1/36	AA	5,000	5,019
Flint, Hosp. Bldg. Auth. Rev. Bonds, (Hurley Med. Ctr.), 7.50%, 7/1/39	Ba1	500,000	510,630
Karegnondi, Wtr. Auth. Rev. Bonds, (Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31	A2	2,445,000	2,771,408
Kentwood, Economic Dev. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,750,000	1,974,648
MI State Bldg. Auth. Rev. Bonds, Ser. I, 4.00%, 10/15/49	Aa2	4,630,000	5,284,821
MI State Fin. Auth. Rev. Bonds
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA-	1,575,000	1,812,211
(MidMichigan Hlth.), 5.00%, 6/1/39	A1	1,000,000	1,127,330
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	A	1,100,000	1,286,285
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/34	A	1,900,000	2,225,489
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	A+	1,000,000	1,171,310
(Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5.00%, 7/1/34	AA-	100,000	114,628
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A+	850,000	975,877
(Detroit), Ser. C-3, 5.00%, 4/1/27	Aa2	750,000	910,785
MI State Fin. Auth. Rev. Bonds (Trinity Health Corp. Oblig. Group), Ser. A
5.00% 12/1/47(T)	AA-	8,500,000	9,468,151
4.00% 12/1/49(T)	AA-	2,575,000	2,948,023
MI State Hsg. Dev. Auth. Rev. Bonds, (Rental Hsg.), Ser. D, 3.95%, 10/1/37	AA	1,050,000	1,083,485
MI State Strategic Fund Ltd. Rev. Bonds, (Worthington Armstrong Venture), 5.75%, 10/1/22 (Escrowed to maturity)	AAA/P	1,650,000	1,844,436
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6.00%, 6/1/34	B-	575,000	580,578
Star Intl. Academy Rev. Bonds, (Pub. School Academy), 5.00%, 3/1/22	BBB	1,170,000	1,185,035
Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/21	A2	2,000,000	2,139,380

			40,910,061
Minnesota (—%)
St. Cloud, Hlth. Care Rev. Bonds, (CentraCare Hlth. Syst.), Ser. A, 5.125%, 5/1/30	A2	160,000	161,534

			161,534
Mississippi (2.4%)
MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN, (Chevron USA, Inc.)
Ser. C, 1.20%, 12/1/30	VMIG 1	1,750,000	1,750,000
Ser. E, 1.20%, 12/1/30	VMIG 1	6,675,000	6,675,000
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.50%, 4/1/22	BBB+	6,200,000	6,238,874

			14,663,874
Missouri (1.0%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, (Kansas City Intl. Arpt. Terminal), Ser. B, 5.00%, 3/1/36	A2	5,000,000	6,256,250

			6,256,250
Nebraska (1.0%)
Central Plains, Energy Mandatory Put Bonds (1/1/24), (No. 4), 5.00%, 3/1/50	A3	5,250,000	5,937,908

			5,937,908
Nevada (0.9%)
North Las Vegas, G.O. Bonds, AGM, 4.00%, 6/1/34	AA	3,600,000	4,107,780
Sparks, Tourism Impt. Dist. No. 1 144A Rev. Bonds, Ser. A
2.75%, 6/15/28	Ba2	1,200,000	1,244,376
2.50%, 6/15/24	Ba2	480,000	488,635

			5,840,791
New Hampshire (0.8%)
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Catholic Med. Ctr.), 5.00%, 7/1/44	A-	1,000,000	1,176,180
(Elliot Hosp.), 5.00%, 10/1/38	A-	500,000	587,120
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,500,000	2,942,575

			4,705,875
New Jersey (5.8%)
Bayonne, G.O. Bonds, (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39	AA	1,300,000	1,530,854
NJ State Econ. Dev. Auth. Rev. Bonds
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB	500,000	566,960
Ser. WW, 5.25%, 6/15/32	Baa1	1,500,000	1,736,265
Ser. EEE, 5.00%, 6/15/48	Baa1	3,000,000	3,536,850
Ser. AAA, 5.00%, 6/15/36	Baa1	750,000	876,105
(Biomedical Research), Ser. A, 5.00%, 7/15/29	Baa1	400,000	471,320
Ser. B, 5.00%, 11/1/26	Baa1	4,500,000	5,442,840
5.00%, 6/15/26	Baa1	500,000	537,635
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Ba1	2,000,000	2,361,220
NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds, (NJ American Wtr. Co.), Ser. B, 5.60%, 11/1/34	A1	500,000	504,780
NJ State Higher Ed. Assistance Auth. Rev. Bonds, (Student Loan), Ser. 1A, 5.00%, 12/1/22	Aaa	2,500,000	2,766,550
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, (St. Peter's U. Hosp.), 5.75%, 7/1/37	Ba1	1,500,000	1,505,325
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. A, 5.00%, 12/15/39	Baa1	600,000	730,614
Ser. A, 5.00%, 12/15/35	Baa1	1,100,000	1,334,355
Ser. A, 5.00%, 12/15/34	Baa1	4,225,000	5,139,375
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	1,900,000	2,246,104
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/34	A-	1,750,000	2,121,910
Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds, (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	2,300,000	2,468,153

			35,877,215
New Mexico (0.9%)
NM State Hosp. Equip. Loan Council Hosp. Rev. Bonds, Ser. A, 5.00%, 8/1/44	AA	2,600,000	3,227,484
Sante Fe, Retirement Fac. Rev. Bonds
(El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/44	BB+/F	975,000	1,089,134
(El Castillo Retirement Res.), 5.00%, 5/15/42	BB+/F	1,460,000	1,513,699

			5,830,317
New York (8.4%)
Metro. Trans. Auth. Rev. Bonds, (Green Bonds), Ser. C-1, 4.00%, 11/15/32	A1	1,000,000	1,163,980
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 1.39%, 11/1/26	AA	3,370,000	3,372,393
NY City, VRDN
Ser. I-8, 1.15%, 4/1/36	VMIG 1	2,655,000	2,655,000
Ser. I-3, 1.16%, 4/1/36	VMIG 1	1,500,000	1,500,000
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN, Ser. DD-1, 1.18%, 6/15/43	VMIG 1	2,400,000	2,400,000
NY Counties, Tobacco Trust III Rev. Bonds, (Tobacco Settlement Pass Through), 6.00%, 6/1/43	A3	80,000	80,133
NY State Dorm Auth. Personal Income Tax Rev. Bonds, Ser. D
4.00%, 2/15/40	Aa1	1,500,000	1,766,640
4.00%, 2/15/39	Aa1	1,200,000	1,418,628
NY State Dorm. Auth. Sales Tax Rev. Bonds
(Group C), Ser. A, 5.00% 3/15/42(T)	AA+	10,845,000	13,236,488
Ser. A, 5.00% 3/15/44(T)	Aa1	10,400,000	11,933,080
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	2,000,000	2,225,820
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	1,000,000	1,141,800
Port Auth. of NY & NJ Rev. Bonds, Ser. 207, 5.00%, 9/15/31	Aa3	3,150,000	3,948,840
Triborough Bridge & Tunnel Auth. Mandatory Put Bonds (10/1/20), Ser. D, 1.525%, 11/15/38	Aa3	5,000,000	5,001,150

			51,843,952
North Carolina (0.6%)
NC State Tpk. Auth. Rev. Bonds, (Triangle Expressway Auth.), AGM, 5.00%, 1/1/49	AA	2,800,000	3,462,200

			3,462,200
Ohio (8.3%)
Akron, Income Tax Rev. Bonds
4.00%, 12/1/37	AA	525,000	595,875
4.00%, 12/1/36	AA	655,000	745,757
4.00%, 12/1/35	AA	1,260,000	1,437,748
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6.50%, 6/1/47	B3	1,160,000	1,180,416
Ser. A-3, 6.25%, 6/1/37	Caa3	3,225,000	3,360,450
Ser. A-2, 6.00%, 6/1/42	B3	1,500,000	1,508,655
Ser. A-2, 5.75%, 6/1/34	Ca	6,825,000	6,856,327
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	500,000	587,785
Columbus, Swr. VRDN, Ser. B, 0.90%, 6/1/32	VMIG 1	100,000	100,000
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6.00%, 7/1/35	BBB/F	1,125,000	1,239,266
Franklin Cnty., Hosp. Fac. Rev. Bonds, (Nationwide Children's Hosp.), Ser. A, 4.00%, 11/1/44	Aa2	2,050,000	2,283,762
Lake Cnty., Hosp. Fac. Rev. Bonds, (Lake Hosp. Syst., Inc.), Ser. C, 6.00%, 8/15/43	Baa1	495,000	496,896
Lancaster, Port Auth. Mandatory Put Bonds (2/1/25), Ser. A, 5.00%, 8/1/49	Aa2	5,000,000	5,865,700
Northeast Ohio Regl. Swr. Dist. Rev. Bonds, U.S. Govt. Coll. 5.00%, 11/15/44(T)	Aa1	10,000,000	11,915,513
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Kenyon College), 5.00%, 7/1/44 (Prerefunded 7/1/20)	A	3,265,000	3,319,134
(Kenyon College 2020), 4.00%, 7/1/44(WIS)	A2	3,555,000	4,016,937
OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, 4.00%, 1/1/34	Aa2	1,250,000	1,458,075
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,125,000	1,303,493
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/33	A3	605,000	708,963
5.00%, 2/15/32	A3	745,000	875,874
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	625,000	682,800
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	120,000	131,087
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group)
5.00%, 7/1/33	A	500,000	568,090
5.00%, 7/1/32	A	250,000	284,568

			51,523,171
Oregon (1.0%)
Gilliam Cnty., Solid Waste Disp. Mandatory Put Bonds (5/2/22), (Waste Management, Inc.), Ser. A, 2.40%, 7/1/38	A-	2,250,000	2,307,780
Keizer, Special Assmt. Bonds, (Keizer Station), Ser. A, 5.20%, 6/1/31	Aa3	1,440,000	1,444,565
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	BBB/F	650,000	762,002
Salem, Hosp. Fac. Auth. Rev. Bonds, (Salem Hlth.), Ser. A, 5.00%, 5/15/33	A+	1,500,000	1,799,490

			6,313,837
Pennsylvania (5.0%)
Cap. Region Wtr. Rev. Bonds, 5.00%, 7/15/32	A+	1,000,000	1,255,040
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries)
5.00%, 1/1/32	BBB+/F	200,000	228,978
5.00%, 1/1/31	BBB+/F	1,000,000	1,147,720
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A, 5.00%, 6/15/44	BB+/F	1,000,000	1,127,370
PA State COP, Ser. A, 5.00%, 7/1/31	A2	425,000	531,131
PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds, (Amtrak), Ser. A, 5.00%, 11/1/32	A1	1,000,000	1,089,060
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (8/1/24), (Waste Management, Inc.), Ser. A, 1.75%, 8/1/38	A-	5,000,000	5,080,350
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Gwynedd Mercy College), Ser. KK1, 5.375%, 5/1/42	BBB	500,000	533,275
(St. Joseph's U.), Ser. A, 5.00%, 11/1/40	A-	3,000,000	3,073,470
PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 15-117A, 3.95%, 10/1/30	AA+	240,000	256,812
PA State Pub. School Bldg. Auth. Rev. Bonds, (Northampton Cnty. Area Cmnty. College Foundation), BAM, 5.00%, 6/15/32	AA	2,030,000	2,204,276
PA State Tpk. Comm. Rev. Bonds
Ser. A, 5.00%, 12/1/44	A3	2,400,000	2,952,648
zero %, 12/1/44	A2	4,385,000	4,669,367
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. B, 5.00%, 12/1/38	A2	1,250,000	1,551,938
Philadelphia, Gas Wks. Rev. Bonds, 5.00%, 8/1/32	A	1,000,000	1,178,520
Philadelphia, School Dist. G.O. Bonds, Ser. A, 4.00%, 9/1/38	A2	1,750,000	1,991,185
Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5.00%, 2/1/35	AA	1,225,000	1,247,491
Westmoreland Cnty., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	450,000	544,842

			30,663,473
Rhode Island (0.5%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	2,750,000	2,966,700

			2,966,700
South Carolina (1.9%)
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A2	4,000,000	4,557,000
Ser. E, 5.50%, 12/1/53	A2	1,025,000	1,154,294
Ser. B, 5.00%, 12/1/56	A2	210,000	245,116
Ser. A, 5.00%, 12/1/55	A2	2,000,000	2,275,060
Ser. C, 5.00%, 12/1/46	A2	1,120,000	1,270,696
Ser. A, 5.00%, 12/1/36	A2	2,000,000	2,380,840

			11,883,006
Tennessee (2.5%)
Greeneville, Hlth. & Edl. Facs. Board Hosp. Rev. Bonds, (Ballad Hlth. Oblig. Group), Ser. A, 4.00%, 7/1/40	A-	5,000,000	5,475,950
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds, (Mountain States Hlth. Alliance), 6.00%, 7/1/38 (Prerefunded 7/1/20)	Baa1	3,450,000	3,521,070
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Mandatory Put Bonds (7/1/21), (Vanderbilt U. Med. Ctr.), Ser. D, 4.234%, 7/1/46	A3	3,000,000	3,055,440
Tennergy Corp., Gas Mandatory Put Bonds (10/1/24), Ser. A, 5.00%, 2/1/50	Aa2	3,000,000	3,489,720

			15,542,180
Texas (10.2%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A
5.00%, 12/1/36	BBB-	500,000	574,555
PSFG, 5.00%, 12/1/35	AAA	500,000	612,240
Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/35	A3	580,000	706,283
5.00%, 10/1/34	A3	530,000	646,929
Central TX Regl. Mobility Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/49	A-	3,940,000	4,903,409
(Sr. Lien), Ser. A, 5.00%, 1/1/33	A-	425,000	468,325
Clifton, Higher Ed. Fin. Corp. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	BB-/P	1,150,000	1,327,273
(IDEA Pub. Schools), 5.00%, 8/15/28	A-	300,000	362,910
Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5.25%, 11/1/30	A+	3,000,000	3,420,030
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BBB-/F	1,000,000	1,108,390
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Baa2	800,000	858,584
Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN, (The Methodist Hosp.), Ser. C-1, 1.15%, 12/1/24	A-1+	100,000	100,000
Houston, Util. Syst. Rev. Bonds, Ser. A, 5.00%, 11/15/32(WIS)	Aa2	5,000,000	6,599,050
Laredo, Wtr. Works Swr. Syst. Rev. Bonds
4.00%, 3/1/49	Aa3	1,750,000	1,966,965
4.00%, 3/1/34	Aa3	400,000	464,136
Love Field, Gen. Arpt. Modernization Corp. Rev. Bonds, 5.00%, 11/1/35	A1	1,000,000	1,176,240
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	1,500,000	1,843,695
Montgomery Cnty., Toll Road Auth. Rev. Bonds
5.00%, 9/15/43	BBB-	1,295,000	1,465,021
5.00%, 9/15/34	BBB-	205,000	235,853
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	539,575
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.125%, 7/1/53	AA	1,000,000	1,083,960
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	1,080,490
(Children's Hlth. Syst. of TX), Ser. A, 4.00%, 8/15/34	Aa2	600,000	689,496
North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. I, 6.50%, 1/1/43	A1	4,000,000	4,984,040
Tarrant Cnty., Cultural Ed. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs.), Ser. B, 5.00%, 11/15/40	A/F	2,000,000	2,306,140
TX Private Activity Surface Trans. Corp. Rev. Bonds, (Segment 3C), 5.00%, 6/30/58	Baa3	3,000,000	3,555,990
TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/28	A3	1,500,000	1,652,250
TX State Muni. Pwr. Agcy. Rev. Bonds, (Syst. Net/Transmission Converting Security), 5.00%, 9/1/42	A+	1,400,000	1,429,736
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane)), 5.00%, 12/31/55	Baa3	2,000,000	2,268,920
TX State G.O. Bonds, Ser. A, 5.00%, 10/1/44(T)	Aaa	9,855,000	11,455,397
TX State Trans. Comm. Tpk. Syst. Rev. Bonds, (1st Tier), Ser. A, 5.00%, 8/15/41	A	2,500,000	2,707,650
Uptown Dev. Auth. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/40	BBB	300,000	343,617

			62,937,149
Utah (—%)
Salt Lake City, Hosp. Rev. Bonds, AMBAC, U.S. Govt. Coll., 6.75%, 5/15/20 (Escrowed to maturity)	AAA/P	300,000	304,827

			304,827
Virginia (1.7%)
Chesapeake Bay, Bridge & Tunnel Dist. Rev. Bonds, 5.00%, 11/1/23	Baa2	2,750,000	3,142,480
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/36	BBB+/F	425,000	490,318
Small Bus. Fin. Auth. Private Activity Rev. Bonds, (Transform 66 P3), 5.00%, 12/31/49	Baa3	4,250,000	4,951,633
VA State Small Bus. Fin. Auth. Rev. Bonds, (95 Express Lanes LLC), 5.00%, 1/1/44	BBB	2,000,000	2,122,580

			10,707,011
Washington (2.0%)
King Cnty., Public Hosp. Dist. No. 1 G.O. Bonds, (Valley Med. Ctr.), 5.00%, 12/1/38	A2	2,365,000	2,910,464
Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	875,000	994,674
Port Seattle, Port Indl. Dev. Corp. Rev. Bonds, (Delta Airlines, Inc.), 5.00%, 4/1/30	BBB-	1,300,000	1,425,528
Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A-	2,125,000	2,222,793
WA State G.O. Bonds, Ser. 21A, 5.00%, 6/1/38(WIS)	Aaa	1,750,000	2,165,555
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.205%, 1/1/42	A+	1,500,000	1,517,235
WA State Hlth. Care Fac. Auth. Rev. Bonds, (Kadlec Med. Ctr.), 5.50%, 12/1/39 (Prerefunded 12/1/20)	AAA/P	1,200,000	1,245,552

			12,481,801
Wisconsin (1.3%)
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	350,000	380,681
Pub. Fin. Auth. Higher Ed. Fac. Rev. Bonds, (Gannon U.), 5.00%, 5/1/42	BBB+	1,100,000	1,252,966
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	BBB	1,000,000	1,216,710
(Prohealth Care, Inc.), 5.00%, 8/15/39	A1	750,000	841,988
(Three Pillars Sr. Living), 5.00%, 8/15/33	A/F	430,000	473,950
(Advocate Aurora Hlth. Oblig. Group), Ser. A, 4.00%, 8/15/35	AA	3,000,000	3,467,610
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	250,000	283,120

			7,917,025

Total municipal bonds and notes (cost $619,260,120)			$664,543,938

SHORT-TERM INVESTMENTS (0.7%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 1.70%(AFF)	Shares	3,556,149	$3,556,149
U.S. Treasury Bills 1.565%, 6/11/20(SEGSF)		$320,000	318,271
U.S. Treasury Bills 1.574%, 5/7/20		135,000	134,459
U.S. Treasury Bills 1.892%, 3/12/20		111,000	110,820

Total short-term investments (cost $4,119,590)			$4,119,699
TOTAL INVESTMENTS

Total investments (cost $623,379,710)			$668,663,637

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/20 (Unaudited)
	Swap counterparty/ notional amount	Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citibank, N.A.
	$12,960,000	$255,169	(E)	$—	10/18/31	1.404% — Quarterly	SIFMA Municipal Swap index — Quarterly	$(255,170)
	24,000,000	235,008	(E)	—	10/18/26	SIFMA Municipal Swap index — Quarterly	1.182% — Quarterly	235,008
	45,740,000	396,749	(E)	—	10/20/26	SIFMA Municipal Swap index — Quarterly	1.159% — Quarterly	396,749
	13,465,000	396,140	(E)	—	10/21/41	1.559% — Quarterly	SIFMA Municipal Swap index — Quarterly	(396,140)

	Upfront premium received			—		Unrealized appreciation		631,757

	Upfront premium (paid)			—		Unrealized (depreciation)		(651,310)

	Total			$—			Total	$(19,553)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$4,810,000	$26,041	$—	4/16/20	—	1.02% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	$26,041
Citibank, N.A.
8,250,000	13,118	—	4/28/20	—	0.95% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	13,118
9,500,000	24,567	—	4/28/20	—	0.97% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	24,567
1,500,000	22,629	—	4/16/20	—	1.38% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	22,629
2,500,000	100,470	—	4/13/20	—	2.07% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	100,470
737,500	62,659	—	2/10/20	—	2.24% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	62,659
1,115,000	177,239	—	6/2/20	—	2.7% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(177,240)
2,225,000	357,504	—	6/4/20	—	2.71% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(357,504)
Morgan Stanley & Co. International PLC
12,000,000	42,012	—	4/22/20	—	0.985% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	42,012
4,810,000	25,363	—	4/21/20	—	1.02% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	25,363

Upfront premium received		—	Unrealized appreciation			316,859

Upfront premium (paid)		—	Unrealized (depreciation)			(534,744)

Total		$—			Total	$(217,885)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2019 through January 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $616,548,297.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/20
	Short-term investments
	Putnam Short Term Investment Fund*	$—	$49,329,092	$45,772,943	$27,087	$3,556,149

	Total Short-term investments	$—	$49,329,092	$45,772,943	$27,087	$3,556,149
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	*** Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $121,317.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
(WIS)	When-issued security (Note 1).
	At the close of the reporting period, the fund maintained liquid assets totaling $39,009,190 to cover certain derivative contracts, tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.94%, 1.66% and 1.75%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	17.1%
	Healthcare	17.0
	Utilities	13.6
	State debt	11.6
	Tax bonds	11.4
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $330,854 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $121,317 and may include amounts related to unsettled agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. [cont.]
	At the close of the reporting period, the fund’s investments with a value of $63,897,971 were held by the TOB trust and served as collateral for $40,297,491 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $391,721 for these investments based on an average interest rate of 1.36%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$3,833,159	$660,710,779	$—
Short-term investments	3,556,149	563,550	—

Totals by level	$7,389,308	$661,274,329	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Interest rate swap contracts	—	(19,553)	—
Total return swap contracts	—	(217,885)	—

Totals by level	$—	$(237,438)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC interest rate swap contracts (notional)	$66,900,000
OTC total return swap contracts (notional)	$34,500,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com